Risk information - Impact of one percentage point change in market interest rate (Details) - Market risk - SEK (kr) kr in Millions	Dec. 31, 2020	Dec. 31, 2019
Risk information
Percentage of increase in market interest rate	1.00%	1.00%
Impact from one percentage point increase in market interest rate	kr (316)	kr (227)
Impact from one percentage point increase in market interest rate for instruments measured at fair value through profit or loss	kr 302	kr 295
Percentage of decrease in market interest rate	1.00%	1.00%
Impact from one percentage point decrease in market interest rate	kr 898	kr 569
Impact from one percentage point decrease in market interest rate for instruments measured at fair value through profit or loss	(278)	(281)
Foreign currencies
Risk information
Impact from one percentage point increase in market interest rate	(200)	(87)
Impact from one percentage point increase in market interest rate for instruments measured at fair value through profit or loss	146	167
Impact from one percentage point decrease in market interest rate	592	304
Impact from one percentage point decrease in market interest rate for instruments measured at fair value through profit or loss	(128)	(157)
SKR
Risk information
Impact from one percentage point increase in market interest rate	(116)	(140)
Impact from one percentage point increase in market interest rate for instruments measured at fair value through profit or loss	156	128
Impact from one percentage point decrease in market interest rate	306	265
Impact from one percentage point decrease in market interest rate for instruments measured at fair value through profit or loss	kr (150)	kr (124)